COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Overriding royalty interest	4.00%
Randy L Robinson [Member]
Working interest	50.00%
Petroglobe Energy Holdings, LLC and Signal Drilling, LLC [Member]
Litigation settlement amount	$ 100,000